OPERATING LEASE - Supplemental cash flow and balance sheet information related to leases were (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)
Supplemental consolidated balance sheet information related to leases
Right-of-use assets	¥ 84,461	¥ 29,584		$ 12,298
Operating lease liabilities, current	¥ 7,667	¥ 10,994
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities, Current	Accrued Liabilities, Current		Accrued Liabilities, Current
Operating lease liabilities	¥ 77,462	¥ 10,866		$ 11,279
Total operating lease liabilities	¥ 85,129	¥ 21,860
Weighted average remaining lease term	8 years 7 months 20 days	2 years 3 months		8 years 7 months 20 days
Weighted average incremental borrowing rate	5.13%	5.19%		5.13%
Supplemental cash flow information related to leases
Cash paid for amounts included in the measurement of lease liabilities	¥ 10,231	¥ 23,547	¥ 13,599
Right-of-use assets obtained in exchange for operating lease liabilities	84,947	23,628	46,829
Leases lease cost
Lease cost	23,400	19,800	36,300
Short-term lease cost	¥ 5,900	¥ 3,300	11,700
Continuing operations
Leases lease cost
Lease cost			33,000
Short-term lease cost			8,400
Discontinued operations
Leases lease cost
Lease cost			3,300
Short-term lease cost			¥ 3,300